Goodwill	12 Months Ended
Dec. 31, 2021
GOODWILL.
Goodwill

14.  GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units and changes for the years ended December 31, 2021 and 2020:

		Opening Balance 01-01-2020	Foreign Currency Translation	Closing Balance 12-31-2020	Transfer	Foreign Currency Translation	Closing Balance 12-31-2021
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	128,374,362	(37,912,005)	—	90,462,357
Enel Transmisión Chile S.A.	Enel Transmisión Chile	—	—	—	37,912,005	—	37,912,005
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	756,642,815	—	—	756,642,815
Almeyda Solar SpA	Enel Green Power Chile	21,820,403	(1,194,585)	20,625,818	(20,625,818)	—	—
Enel Green Power Chile S.A.	Enel Green Power Chile	—	—	—	20,625,818	3,895,532	24,521,350
Geotérmica del Norte	Enel Green Power Chile	81,930	(4,485)	77,445	—	14,627	92,072
Parque Eólico Talinay Oriente	Enel Green Power Chile	8,192,986	(448,535)	7,744,451	—	1,462,670	9,207,121
	Total	917,352,974	(1,647,605)	915,705,369	—	5,372,829	921,078,198

According to the Group Management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2021 and 2020 (see Note 3.e).

The origin of the goodwill is detailed below:

1.	Enel Colina S.A

On December 31, 1996, Enel Distribución Chile S.A acquired 100% of Empresa Eléctrica de Colina Ltda. (currently Enel Colina S.A.) from Inversiones Saint Thomas S.A., a company that is neither directly or indirectly related to Enel Distribución Chile S.A.

2.	Enel Distribución Chile S.A.

On November 2000, Enersis S.A. (currently Enel Américas S.A.) acquired through a public tender offer, an additional ownership interest of 25.4% in Enel Distribución Chile S.A., reaching 99.99% ownership.

3.	Enel Transmisión Chile S.A.

Enel Transmisión Chile S.A. was spun-off from Enel Distribución Chile S.A. on January 1, 2021. As a result, the assets and liabilities associated with the transmission business that belonged to Enel Distribución Chile S.A. were assigned to Enel Transmisión Chile S.A. to engage in the transmission business. The division process was carried out to comply with requirements related to the exclusive distribution business, in accordance with the latest amendments to Executive Order No. 4/2016 of the Ministry of Economy, Development and Reconstruction. Enel Chile maintained a goodwill arising from the Cash-Generation Unit (CGU) of Enel Distribución Chile S.A. until December 31, 2020. However, as a result of these new regulations and the emergence of a new CGU in the transmission business in 2020, a redistribution of this goodwill was carried out using the value in use method as of December 21, 2020 as reference.

4.	Enel Generación Chile S.A.

On May 11, 1999, Enersis S.A. (currently Enel Américas S.A.) acquired an additional 35% ownership interest in Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) achieving 60% ownership of the generation company, through a public tender offer in the Santiago Stock Exchange and the purchase of shares in the United States (30% and 5%, respectively).

On October 1, 2019, Gasatacama Chile S.A. merged with Enel Generación Chile S.A., with the latter being the legal surviving company. The resulting goodwill was recognized in Enel Generación Chile S.A.

4.1 GasAtacama Chile S.A. (formerly - Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 50% ownership interest in GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada), previously held by Southern Cross Latin América Private Equity Fund III L.P.

4.2.GasAtacama Chile S.A. (formerly - Empresa Eléctrica Pangue S.A.)

On July 12, 2002, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A., upon exercise of the sale option by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A., with the latter being the legal surviving company.

4.3. GasAtacama Chile S.A. (formerly Compañía Eléctrica San Isidro S.A.)

On August 11, 2005, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired an ownership interest in Inversiones Lo Venecia Ltda., whose sole asset was a 25% interest in San Isidro S.A.

On September 1, 2013, Compañía Eléctrica San Isidro S.A. merged with Endesa Eco S.A., with the latter being the legal surviving company.

On November 1, 2013, Endesa Eco S.A. merged with Compañía Eléctrica Tarapacá S.A., with the latter being the legal surviving company.

On November 1, 2016, Celta merged with GasAtacama Chile S.A., with the latter being the legal surviving company.

5.	Enel Green Power Chile S.A.

On March 26, 2013, Enel Green Power Chile S.A. acquired ownership interest in Parque Eólico Talinay Oriente S.A.

In addition, on August 6, 2001, Enel Green Power Chile S.A. acquired interests in the companies Empresa Eléctrica Panguipulli S.A. and Empresa Eléctrica Puyehue S.A., which subsequently merged by absorption of Puyehue into Panguipulli and the latter became the legal successor company. On July 1, 2020, Empresa Eléctrica Panguipulli S.A. was absorbed by Parque Eólico Taltal SpA and the latter became the legal successor company. On August 1, 2020, Parque Eólico Taltal SpA merged with Almeyda Solar SpA and the latter became the legal successor. Finally, on January 1, 2021, Almeyda Solar SpA merged with Enel Green Power Chile S.A. and the latter became the legal successor company.